May 18, 2006
David Sikes
David.Sikes@hellerehrman.com
Direct +1.415 772.6529
Main +1.415.772.6000
Fax +1.415.772.1729
VIA EDGAR AND OVERNIGHT DELIVERY
Mail Stop 4561
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn:	Elaine Wolff, Esq., Legal Branch Chief Steven Jacobs, Accounting Branch Chief Jeffrey Shady, Esq. Rachel Zablow
Re:	LoopNet, Inc. Amendment No. 4 to Registration Statement on Form S-1 Filed May 18, 2006 File No. 333-132138
Ladies and Gentlemen:
     We are submitting this letter on behalf of LoopNet, Inc. (the “Company”) in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated May 17, 2006 (the “Staff Letter”) relating to the Company’s Registration Statement on Form S-1 (file No. 333-132138), as amended by Amendment No. 1, Amendment No. 2 and Amendment No. 3 (the “Form S-1”). The Company is concurrently filing Amendment No. 4 to the Form S-1 (the “Amendment”), containing the changes described herein as well as additional clean-up changes.
     In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response. Capitalized terms used but not defined in this letter shall have the meanings given them in the Form S-1.
     Also enclosed, for the convenience of the Staff, are two copies of the Amendment marked to show changes from the most recent amendment (Amendment No. 3) of the Form S-1.
Heller Ehrman LLP 333    Bush Street    San Francisco, CA 94104-2878    www.hellerehrman.com

Anchorage     Beijing        Hong Kong        Los Angeles        Madison, WI        New York        San Diego        San Francisco        Seattle
Silicon Valley        Singapore        Washington, D.C.

Summary
1.	We note your response to comment 2. We also note your revision indicating that you are a leading online commercial real estate market place based on the “number of registered members and property listings.” As previously requested, please provide us with market data that supports your statement that you are a leader based on the “number of registered members and property listings.” In this regard, we note the support for your statement that you are a leader based on “unique visitors.”
     In response to the Staff’s Comment, the Company has revised the disclosure on page 2 of the summary under “Our Business Model” to delete the reference to the Company being a leading online commercial marketplace based on the “number of registered members and property listings,” and instead has based such statement on the “number of monthly unique visitors” to conform it to the statement in the first sentence of the prospectus summary on page 1. The Company has made similar changes on pages 44 and 47 of the Business section.
2.	We note from your response to comment 3 that a customer that chooses to cancel a quarterly or annual subscription will receive a refund based on the number of months the membership was used. Please revise the disclosure in the summary and the business section to disclose this response.
     In response to the Staff’s comment, the Company has included additional disclosure on page 1 of the prospectus summary and on page 43 of the business section to indicate that a customer that chooses to cancel a quarterly or annual subscription will receive a refund based on the number of months the membership was used. This disclosure is already included in the MD&A section on page 27.

     Please direct your questions or comments to me via facsimile at (415) 772-1729, or by phone to Karen A. Dempsey of this office at (415) 772-6540 or me at (415) 772-6529. Thank you for your assistance.
Very truly yours,
David Sikes
HELLER EHRMAN LLP
cc: Richard J. Boyle, Jr., LoopNet, Inc.
      Rick Kline, Ernst & Young LLP